SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended
	Apr. 30, 2016	Apr. 21, 2016	Feb. 29, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.80
Stock Issued During Period, Value, Issued for Services				$ 70,800	$ 59,500	$ 98,900
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants			45,508		51,249
Number Of Warrants Exercised			148,787		262,045
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		23,650,000
Subsequent Event [Member] | IMT Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		3,000,000
Subsequent Event [Member] | Reserved Options Price 0.25 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,000,000
Reserved Options Price		$ 0.25
Subsequent Event [Member] | Reserved Options Price 0.95 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,000,000
Reserved Options Price		$ 0.95
Subsequent Event [Member] | Reserved Options Price 1.05 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,000,000
Reserved Options Price		$ 1.05
Subsequent Event [Member] | Interactive Motion Technologies Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Stock Issued During Period, Shares, Issued for Services	70,000
Stock Issued During Period, Value, Issued for Services	$ 70,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,895,000
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants	51,249
Number Of Warrants Exercised	262,045
Business Acquisition, Percentage of Voting Interests Acquired		100.00%